Employee Benefit Plans - Amounts Recognized in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-US
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 3,108	$ 4,758
Prior service cost	0	0
Deferred income tax asset	(558)	(787)
Accumulated other comprehensive loss	2,550	3,971
US plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	47,094	46,420
Prior service cost	0	0
Deferred income tax asset	(9,890)	(9,748)
Accumulated other comprehensive loss	$ 37,204	$ 36,672